Label	Element	Value
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $0.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.40%
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $78.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $67.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Innovator International Developed Power Buffer ETF™ - December | iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $93.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)